As filed with the Securities and Exchange Commission on April 15, 2020

1933 Act Registration No. 033-43089

1940 Act Registration No. 811-06431

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________________

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 76	[X]
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 78	[X]
________________
AMG FUNDS II
(Exact name of registrant as specified in charter)
________________
600 Steamboat Road, Suite 300
Greenwich, Connecticut 06830
(Address of principal executive offices)
Registrant's telephone number, including area code: (800) 548-4539
________________
Gregory C. Davis
Ropes & Gray LLP
Three Embarcadero Center
San Francisco, CA 94111-4006
(Name and address of agent for service)
________________

It is proposed that this filing will become effective:

[X]immediately upon filing pursuant to paragraph (b)

[	]	on (date) pursuant to paragraph (b)
[	]	60 days after filing pursuant to paragraph (a)
[	]	on (date) pursuant to paragraph (a)
[	]	75 days after filing pursuant to paragraph (a)(2)
[	]	on (date) pursuant to (a)(2) of rule 485
If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Amendment relates solely to AMG Chicago Equity Partners Balanced Fund, a series of AMG Funds II.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, AMG Funds II certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Greenwich, and State of Connecticut, on the 15th day of April, 2020.

AMG FUNDS II

By: /s/ Thomas Disbrow

Thomas Disbrow

Treasurer, Chief Financial Officer, and

Principal Financial Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ Bruce B. Bingham*	Trustee	April 15, 2020
Bruce B. Bingham
/s/ Christine C. Carsman*	Trustee	April 15, 2020
Christine C. Carsman
/s/ Edward J. Kaier*	Trustee	April 15, 2020
Edward J. Kaier
/s/ Kurt A. Keilhacker*	Trustee	April 15, 2020
Kurt A. Keilhacker
/s/ Steven J. Paggioli*	Trustee	April 15, 2020
Steven J. Paggioli
/s/ Richard F. Powers III*	Trustee	April 15, 2020
Richard F. Powers III
/s/ Eric Rakowski*	Trustee	April 15, 2020
Eric Rakowski
/s/ Victoria L. Sassine*	Trustee	April 15, 2020
Victoria L. Sassine
/s/ Thomas R. Schneeweis*	Trustee	April 15, 2020
Thomas R. Schneeweis
/s/ Keitha L. Kinne	President and	April 15, 2020
Keitha L. Kinne	Principal Executive Officer
(Principal Executive Officer)
/s/ Thomas Disbrow	Treasurer,	April 15, 2020
Thomas Disbrow	Chief Financial Officer, and
Principal Financial Officer
(Principal Accounting Officer)
(Principal Financial Officer)

*By: /s/ Thomas Disbrow Thomas Disbrow

Pursuant to Powers of Attorney incorporated herein by reference to Post-Effective Amendment No.

70to the Registrant's Registration Statement on Form N-1A, Registration Nos. 033-43089 and 811- 06431 (filed April 30, 2018)

Date: April 15, 2020

AMG Funds II
Exhibit Index
Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase